Share Capital (Details)						3 Months Ended
	Jan. 16, 2024 USD ($) $ / shares shares	Dec. 05, 2023 USD ($)	Nov. 06, 2023 USD ($) shares	Jan. 16, 2023 USD ($) shares	Nov. 14, 2022 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Jun. 29, 2024 shares	Oct. 31, 2023 shares	Sep. 18, 2023 shares
Share Capital [Line Items]
Number of shares issued	1,500,000		45	161					250,000
Description of reverse share split						On September 30, 2022, the Company effected a 1-for-30 share consolidation of its issued and outstanding common shares.
Common shares fair value (in Dollars) | $			$ 117
Exercised shares		1,062,188
Gross proceeds (in Dollars) | $	$ 2,400,000	$ 3,498,032
Underwritten public offering	1,468,000
Purchase common shares	1,500,000
Unregistered common warrants	1,500,000
Exercise price (in Dollars per share) | $ / shares	$ 1.6
Expire term	5 years
Offering expenses (in Dollars) | $	$ 1,824,773
Issuance of common share					38,462
Purchase price per share (in Dollars per share) | $ / shares						$ 195
Aggregate gross proceeds (in Dollars) | $	$ 2,400,000				$ 7,500,000
Additional common shares						5,769
Common shares percentage						15.00%
Received underwriter warrants						1,923
Fair value of underwriter warrants (in Dollars) | $						$ 337,579
Fair value of RSU (in Dollars) | $				$ 39,975
Common Shares [Member]
Share Capital [Line Items]
Purchase common shares	32,000
Purchase price per share (in Dollars per share) | $ / shares					$ 195
Net proceeds from offering post (in Dollars) | $					$ 6,363,906
Payment per share (in Dollars per share) | $ / shares						$ 243.75
Common Shares [Member]
Share Capital [Line Items]
Number of shares outstanding						3,169,570		607,337
Number of shares issued						3,169,570		607,337
Medigus SPA [Member]
Share Capital [Line Items]
Number of shares issued							1,494
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Warrants purchase	32,000
Exercise price (in Dollars per share) | $ / shares	$ 0.0001
Warrants [Member]
Share Capital [Line Items]
Number of shares issued							75